Accounts Receivable, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Receivables	$ 6,922,700	$ 3,299,032	$ 2,365,013
Receivable terms	1 year	1 year